INVENTORIES	12 Months Ended
Sep. 30, 2019
INVENTORIES
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of September 30, 2019 and 2018 consisted of the following:

	As of September 30,
	2019	2018
Raw materials	$5,360,445	$4,789,860
Work-in-process	8,902,211	6,532,826
Finished goods	6,533,419	6,469,501
Total	$20,796,075	$17,792,187

There were no inventory write-downs recognized for the years ended September 30, 2019 and 2018.

As of September 30, 2019, the Company pledged inventories of $1,608,909 to secure banking facilities granted to the Company.